UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW ALTERNATIVE CREDIT FUND

FORM N-Q

JANUARY 31, 2017

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 38.4%
Bank of America Merrill Lynch Large Loan Inc., 2014-FRR9 C	5.666%	12/26/46	6,462,000		$6,524,998	(a)(b)
Bank of America Merrill Lynch Large Loan Inc., 2016-FR15 A	5.536%	10/26/47	2,082,664		2,129,033	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2015-C02 2M2	4.756%	5/25/25	6,000,000		6,304,410	(a)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2	5.006%	1/25/29	5,625,000		5,921,381	(a)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1M2	5.021%	4/25/29	4,165,000		4,417,933	(a)
Federal National Mortgage Association (FNMA) - CAS, 2016-C07 2M2	5.121%	4/25/29	2,500,000		2,639,728	(a)
FREMF Mortgage Trust, 2014-K715 C	4.126%	2/25/46	6,885,200		6,945,713	(a)(b)
FREMF Mortgage Trust, 2014-K717 C	3.629%	11/25/47	5,492,000		5,398,014	(a)(b)
FREMF Mortgage Trust, 2015-K721 B	3.565%	11/25/47	5,130,000		5,003,865	(a)(b)
FREMF Mortgage Trust, 2017-K724 C	3.504%	11/25/23	2,100,000		1,813,356	(a)(b)
GCCFC Commercial Mortgage Trust, 2007-GG9 AJ	5.505%	3/10/39	4,495,000		4,281,312	(a)
Hipocat Fondo de Titulizacion de Activos, HIPO-8 B	0.000%	3/15/38	10,016,799	EUR	8,527,495	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C21 D	4.660%	8/15/47	4,925,000		4,161,534	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FRR1 B707	2.010%	1/27/47	8,810,000		8,263,745	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C22 D	4.242%	4/15/48	5,930,000		5,000,580	(a)(b)
Newgate Funding PLC, 2006-2 DB	0.657%	12/1/50	1,953,236	EUR	1,659,416	(a)(c)
Newgate Funding PLC, 2007-3X CB	1.237%	12/15/50	8,839,640	EUR	8,138,226	(a)(c)
RMAC Securities PLC, 2006-NS1X B1C	0.618%	6/12/44	5,094,138	EUR	4,669,298	(a)(c)
RMAC Securities PLC, 2006-NS4X B1C	0.588%	6/12/44	10,802,355	EUR	9,475,912	(a)(c)
RRX Trust, 2014-1A A	0.000%	8/26/44	4,240,000		3,992,893	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA2 M3	5.421%	10/25/28	8,605,000		9,286,093	(a)
Structured Agency Credit Risk Debt Notes, 2016-HQA1 M3	7.121%	9/25/28	1,730,000		2,050,860	(a)
Structured Agency Credit Risk Debt Notes, 2017-DNA1 B1	5.729%	7/25/29	6,295,000		6,295,000	(a)
TDA Fondo de Titulizacion de Activos, 2024-A1	0.000%	6/22/40	1,226,374	EUR	1,262,200	(a)(c)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	3,790,000		3,836,617	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $132,941,092)					127,999,612

ASSET-BACKED SECURITIES - 5.6%
Ellington Loan Acquisition Trust, 2007-2 A2B	1.721%	5/25/37	10,535,738		10,490,348	(a)(b)
Tryon Park CLO Ltd., 2013-1A C	4.523%	7/15/25	4,225,000		4,200,816	(a)(b)
Vericrest Opportunity Loan Transferee, 2015-NPL4 A2	4.250%	2/25/55	4,236,900		4,138,161	(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $18,995,268)					18,829,325

CORPORATE BONDS & NOTES - 24.3%
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	3,880,000		4,088,550	(b)

ENERGY - 10.0%
Oil, Gas & Consumable Fuels - 10.0%
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	8,040,000		8,582,700	(b)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	735,000		725,585
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	9,435,000		9,826,552
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	3,050,000		3,069,978
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	9,880,000		11,128,832

TOTAL ENERGY					33,333,647

See Notes to Schedule of Investments.

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 1.2%
Banks - 1.2%
Banco do Brasil SA, Junior Subordinated Notes	9.000%	6/18/24	3,860,000	$3,898,600	(a)(c)(d)

HEALTH CARE - 4.3%
Pharmaceuticals - 4.3%
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/18	10,680,000	10,533,150	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	4,270,000	3,741,587	(b)

TOTAL HEALTH CARE				14,274,737

INFORMATION TECHNOLOGY - 2.2%
Technology Hardware, Storage & Peripherals - 2.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	6.020%	6/15/26	6,745,000	7,282,448	(b)

MATERIALS - 2.3%
Chemicals - 2.3%
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	8,215,000	7,660,488

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	5,985,000	5,304,206	(b)
Digicel Group Ltd., Senior Notes	7.125%	4/1/22	6,565,000	5,249,112	(b)

TOTAL TELECOMMUNICATION SERVICES				10,553,318

TOTAL CORPORATE BONDS & NOTES (Cost - $77,544,801)				81,091,788

SENIOR LOANS - 13.5%
CONSUMER STAPLES - 1.0%
Food Products - 1.0%
JBS USA LLC, 2017 Term Loan B	—	10/30/22	3,415,000	3,427,806	(e)

ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Chesapeake Energy Corp., Term Loan	8.500%	8/23/21	8,170,000	8,915,512	(f)(g)
Energy Transfer Equity LP, 2017 Term Loan B	—	1/24/24	3,390,000	3,381,525	(e)

TOTAL ENERGY				12,297,037

HEALTH CARE - 5.6%
Health Care Providers & Services - 0.5%
Team Health Inc., First Lien Term Loan	—	1/17/24	1,490,000	1,487,206	(e)

Pharmaceuticals - 5.1%
Capsugel Holdings U.S. Inc., USD Term Loan B	4.000%	7/31/21	17,109,804	17,118,975	(f)(g)

TOTAL HEALTH CARE				18,606,181

INFORMATION TECHNOLOGY - 2.3%
Internet Software & Services - 1.0%
Rackspace Hosting Inc., 1st Lien Term Loan	4.500%	11/3/23	3,080,000	3,107,914	(f)(g)

IT Services - 1.3%
First Data Corp., 2016 USD Term Loan	—	3/24/21	4,405,000	4,426,338	(e)

TOTAL INFORMATION TECHNOLOGY				7,534,252

See Notes to Schedule of Investments.

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
Sprint Communications Inc., First Lien Term Loan B	—	1/13/24	2,980,000		$2,980,000	(e)

TOTAL SENIOR LOANS (Cost - $44,271,897)					44,845,276

SOVEREIGN BONDS - 3.3%
Argentina - 3.3%
Republic of Argentina	3.014%	4/17/17	7,304,248		7,242,147	(h)
Republic of Argentina, Bonds	18.200%	10/3/21	57,306,000	ARS	3,823,354

TOTAL SOVEREIGN BONDS (Cost - $11,064,596)					11,065,501

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $284,817,654)					283,831,502

			SHARES
SHORT-TERM INVESTMENTS - 17.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $59,521,704)	0.461%		59,521,704		59,521,704

TOTAL INVESTMENTS - 103.0% (Cost - $344,339,358#)					343,353,206
Liabilities in Excess of Other Assets - (3.0)%					(10,030,421)

TOTAL NET ASSETS - 100.0%					$333,322,785

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	All or a portion of this loan is unfunded as of January 31, 2017. The interest rate for fully unfunded term loans is to be determined.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
CLO	— Collateral Loan Obligation
EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$127,999,612	—	$127,999,612
Asset-Backed Securities	—	18,829,325	—	18,829,325
Corporate Bonds & Notes	—	81,091,788	—	81,091,788
Senior Loans	—	44,845,276	—	44,845,276
Sovereign Bonds	—	11,065,501	—	11,065,501

Total Long-Term Investments	—	$283,831,502	—	$283,831,502

Short-Term Investments†	59,521,704	—	—	59,521,704

Total Investments	$59,521,704	$283,831,502	—	$343,353,206

Other Financial Instruments:
Futures Contracts	642,434	—	—	642,434
Forward Foreign Currency Contracts	—	3,465,312	—	3,465,312
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	156,584	—	156,584
OTC Credit Default Swaps on Credit Indices - Buy Protection‡	—	905,509	—	905,509

Total Other Financial Instruments	$642,434	$4,527,405	—	$5,169,839

Total	$60,164,138	$288,358,907	—	$348,523,045

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,312,761	—	$1,312,761
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	268,818	—	268,818
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	905,509	—	905,509

Total	—	$2,487,088	—	$2,487,088

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,648,544
Gross unrealized depreciation	(8,634,696)

Net unrealized depreciation	$(986,152)

At January 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro-OAT	255	3/17	$41,346,970	$40,704,536	$642,434

At January 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	94,700,000	USD	28,431,608	HSBC Bank USA, N.A.	2/7/17	$1,578,872
USD	4,294,749	BRL	14,600,000	HSBC Bank USA, N.A.	2/7/17	(331,999)
USD	3,653,522	BRL	12,350,000	HSBC Bank USA, N.A.	2/7/17	(260,200)
USD	3,547,860	BRL	11,935,000	HSBC Bank USA, N.A.	2/7/17	(234,348)
USD	1,974,184	BRL	6,500,000	HSBC Bank USA, N.A.	2/7/17	(85,670)
USD	3,293,828	BRL	10,700,000	HSBC Bank USA, N.A.	2/7/17	(97,008)
USD	3,128,740	BRL	10,195,000	HSBC Bank USA, N.A.	2/7/17	(102,061)
USD	6,607,501	BRL	21,405,000	HSBC Bank USA, N.A.	2/7/17	(175,755)
USD	2,197,338	BRL	7,015,000	HSBC Bank USA, N.A.	2/7/17	(25,720)
EUR	9,985,000	USD	10,551,432	Citibank N.A.	2/10/17	230,278
USD	58,356,704	EUR	52,640,000	Citibank N.A.	2/10/17	1,516,523
EUR	5,450,000	USD	5,815,360	Morgan Stanley & Co. Inc.	2/10/17	69,500
EUR	3,165,000	USD	3,382,537	Morgan Stanley & Co. Inc.	2/10/17	35,001
EUR	3,330,000	USD	3,560,566	UBS AG	2/10/17	35,138

Total						$2,152,551

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
USD	— United States Dollar

At January 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2],*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
InterContinental Exchange (Markit CDX.NA.HY.27 Index)	77,820,000		12/20/21	5.000% quarterly	$4,906,162	$4,770,113	$136,049
InterContinental Exchange (Markit iTraxx Europe Senior Financials Index)	15,825,000	EUR	12/20/21	1.000% quarterly	77,216	56,681	20,535

Total					$4,983,378	$4,826,794	$156,584

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2017[4]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citigroup Global Markets Inc. (Chesapeake Energy Corp., 6.625%, due 8/15/20)	$5,740,000	12/20/21	5.61%	5.000% quarterly	$(149,300)	$(886,911)	$737,611
Morgan Stanley & Co. Inc. (Chesapeake Energy Corp., 6.625%, due 8/15/20)	4,595,000	12/20/21	5.61%	5.000% quarterly	(119,518)	(715,371)	595,853

Total	$10,335,000				$(268,818)	$(1,602,282)	$1,333,464

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BB.6 Index)	$6,720,000	5/11/63	5.000% monthly	$(905,509)	$(469,554)	$(435,955)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICIES - BUY PROTECTION[5]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Securities Inc. (Markit CMBX.NA.BB.6 Index)	$6,720,000	5/11/63	5.000% monthly	$905,509	$792,190	$113,319

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[5]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017